Fair Value Loss (Gain) On Derivatives - Summary Of Gains Losses On Change In Fair Value Of Derivatives (Detail) - CAD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Gain on embedded derivatives		$ 32,519	[1]	$ 1,107,784	[1]	$ 32,519	[1]	$ 1,164,059	[1]	$ (784,261)	[2]
Deferred charge loss				5,322	[1]			(1,615,102)	[1]	1,615,102	[2]
Loss on substantial modification and conversion	[2]									8,571,881
Gain on warrant liability remeasurement (Note 15)		2,505,810	[3]			4,999,080	[3]			(3,362,601)	[4]
Total		$ (2,538,329)		$ (1,113,106)		$ (5,031,599)		$ 451,043		$ 6,040,121

[1]	Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.
[2]	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.
[3]	Unrealized change in fair value (Note 11).
[4]	Change in fair value unrealized (Note 26).